Basis for preparation and presentation of consolidated financial statements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in presentation currency impact
Current assets	$ 196,131	$ 191,760
Non-current assets	354,367	334,656
Total assets	550,498	526,416
Current liabilities	146,918	124,983
Non-current liabilities	94,643	121,309
Equity
Share capital	7	7
Share premium	183,395	186,333
Capital reserves	23,180	26,659
Retained earnings	138,528	97,908
Other comprehensive income (loss)	(6,157)	(24,326)
Total equity	$ 308,937	$ 280,124	$ 291,503	$ 250,680